EQUITY - Share premium (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Share capital
Share premium	₺ 20,910,909	₺ 20,910,909
Share premium
Share capital
Share premium	₺ 20,910,909	₺ 20,910,909